UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2021—May 31, 2022

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2022
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	42
Liquidity Risk Management	44

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2022
	Beginning Account Value 11/30/2021	Ending Account Value 5/31/2022	Expenses Paid During Period
Based on Actual Fund Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$915.70	$0.81
Admiral™ Shares	1,000.00	916.10	0.43
Based on Hypothetical 5% Yearly Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

New Jersey Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2022
Under 1 Year	5.4%
1 - 3 Years	3.0
3 - 5 Years	3.1
5 - 10 Years	11.2
10 - 20 Years	44.8
20 - 30 Years	29.0
Over 30 Years	3.5
The table reflects the fund’s investments, except for short-term investments and derivatives.

New Jersey Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (98.2%)
New Jersey (89.3%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/23	150	153
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	171
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	184
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	212
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	225
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	247
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	232
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	182
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	186
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	185
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	190
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	158
[1]	Atlantic City Board of Education GO	4.000%	4/1/35	175	184
	Atlantic City NJ GO	5.000%	11/1/22	3,000	3,009
[1]	Atlantic City NJ GO	4.000%	11/1/23	1,425	1,438
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,124
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	273
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	831
[2]	Atlantic City NJ GO	5.000%	3/1/37	1,000	1,099
[2]	Atlantic City NJ GO	5.000%	3/1/42	1,250	1,355
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	132
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	135
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	137
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	195
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	282
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	228
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	318
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	405
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	284

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	726
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	357
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	306
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	609
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	533
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,184
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,670	1,672
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	5,039
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,289
	Atlantic County NJ GO	2.000%	6/1/35	1,160	929
	Atlantic County NJ GO	2.000%	6/1/38	785	602
	Atlantic County NJ GO	2.000%	6/1/39	1,310	991
	Burlington County Bridge Commission Lease (Non-Terminable) Revenue	4.000%	4/1/33	1,000	1,095
	Burlington County Bridge Commission Lease Revenue	5.000%	4/15/32	555	637
	Burlington NJ GO	3.000%	5/1/33	1,745	1,731
	Burlington NJ GO	3.000%	5/1/34	1,790	1,755
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,000	1,025
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,000	3,034
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	12,795
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,547
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,603
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	3,912
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,215
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,560
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,047
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,688
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,460
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	1,260	1,296
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	567
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	549
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	500	516
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	880	901

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/39	1,000	1,021
	Camden County NJ GO	3.000%	3/1/33	550	542
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,107
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,630
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	3,099
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,574
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,520
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	122
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,213
	Casino Reinvestment Development Authority Inc. Miscellaneous Taxes Revenue	5.250%	11/1/44	13,930	14,497
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,610
[1]	Clifton Board of Education GO	2.000%	8/15/41	7,780	5,644
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,354
[1]	Clifton Board Of Education GO	2.125%	8/15/43	1,155	834
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	6,000	6,078
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	382
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	583
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	467
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	677
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	696
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	915
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	700
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	391
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	388
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,381
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	514
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	820
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	166
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	535
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/40	1,575	1,504
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	771
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/50	2,750	2,503
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	1,025
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	3,925	3,565
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	878
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	1,000	1,033
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	194
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	199
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	283
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	280
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	309

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	628
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	647
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	675
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	699
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	1,052
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/51	1,600	1,585
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	3,900	3,852
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	3,085
	Essex County NJ GO	2.000%	9/1/33	1,905	1,645
	Essex County NJ GO	2.000%	9/1/36	1,250	1,001
	Essex County NJ GO	2.000%	9/1/37	2,035	1,582
	Essex County NJ GO	4.000%	9/1/40	1,440	1,469
	Essex County NJ GO	4.000%	9/1/42	1,340	1,362
	Essex County NJ GO	4.000%	9/1/43	1,440	1,461
	Essex County NJ GO	4.000%	9/1/46	1,000	1,011
	Essex County NJ GO	2.000%	9/1/47	3,900	2,590
	Essex County NJ GO	4.000%	9/1/47	1,440	1,455
	Essex County NJ GO	4.000%	9/1/48	1,440	1,455
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,208
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,193
	Ewing Township Board of Education GO	4.000%	7/15/37	3,000	3,106
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,281
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	6,036
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,340
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,090
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,903
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,437
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	314
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,285
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	398
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,136
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,781
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,363
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	659
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	275	279
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	1,500	1,604
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/46	1,000	1,011

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	1,500	1,515
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,312
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	750	785
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	700	731
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	600	624
[2]	Harrison NJ GO	4.000%	3/1/38	1,945	2,002
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,214
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,206
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,563
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,994
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,711
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/34	2,000	1,920
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/35	2,000	1,897
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/36	2,000	1,873
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/37	2,000	1,850
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/38	2,000	1,837
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	3.000%	10/1/39	2,000	1,823
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/41	4,500	4,612
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/46	12,500	12,685
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson Country Courthouse Project)	4.000%	10/1/51	12,500	12,655
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/33	1,405	1,510
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,500	1,598
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,381
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,444
	Hudson County NJ GO	2.000%	11/15/35	1,000	799
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,531
	Hudson County NJ GO	2.125%	11/15/37	1,000	783
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,183
	Hudson County NJ GO	2.375%	11/15/39	1,000	785
	Hudson County NJ GO	2.375%	11/15/40	1,000	778
	Industrial Pollution Control Financing Authority of Union County Industrial Revenue (Exxon Project) VRDO	0.590%	6/1/22	2,210	2,210
	Jersey City NJ GO	5.000%	11/1/31	510	573
	Jersey City NJ GO	5.000%	11/1/33	415	464
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,098
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,220
	Jersey City NJ GO	4.000%	11/1/36	1,765	1,831
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,110
	Jersey City NJ Redevelopment Agency Miscellaneous Revenue (Bayfront Redevelopment Project)	4.000%	12/15/31	1,000	1,077

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,682
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,812
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,840
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,236
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,781
[2]	Lindenwold Boro School District GO	4.000%	2/1/46	1,807	1,821
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,532
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/51	3,000	3,069
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,880
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/37	2,000	2,061
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/38	1,500	1,538
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	500	529
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/37	275	289
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/38	250	261
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/39	200	207
	Monmouth County NJ GO	5.000%	7/15/34	580	670
	Monmouth County NJ GO	5.000%	7/15/34	1,350	1,559
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,252
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	1,000
	Monroe Township Board of Education/Middlesex County GO, Prere.	5.000%	3/1/25	3,000	3,241
	Monroe Township NJ GO	5.000%	1/15/29	425	489
	Monroe Township NJ GO	5.000%	1/15/30	440	513
	Monroe Township NJ GO	5.000%	1/15/31	450	523
	Monroe Township NJ GO	5.000%	1/15/32	450	522
	Monroe Township NJ GO	5.000%	1/15/33	460	532
[1]	New Brunswick Parking Authority Auto Parking Revenue	4.000%	9/1/37	2,000	2,046
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,106
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	645
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	904
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,365
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,597
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,544
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,065
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	110
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	110	112
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,559
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,562
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/33	9,000	9,447
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,155	7,647
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/34	3,685	3,839

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	2,610	2,640
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	2,868
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	1,740	1,759
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	708
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,573
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	6,790	7,333
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,396
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	9,805	10,060
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/40	9,450	9,877
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/41	5,060	5,336
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,500	2,486
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,150
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,815
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,633
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	785	769
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	5,000	5,047
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	9/1/22	4,005	4,043
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	3/1/23	200	205
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,281
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	4,145	4,401
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	470	499
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	483
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,733
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,526
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,860
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	6,264
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,225	1,236
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	350	352
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	363

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,500	2,611
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,126
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	736
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	721
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,884
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	9,092
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	1,530	1,534
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	2,250	2,290
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	2,146
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	5,196
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	260	260
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	5,005	4,781
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	270
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,607
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/34	3,000	3,201
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/35	1,800	1,919
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	6/15/42	6,280	6,649
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (New Jersey Transit Transportation Project)	5.000%	11/1/40	5,000	5,431
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	380
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/35	2,000	2,186
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	3,000	3,029
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	1,090	1,097
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	3,250	3,266
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,035	3,018
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,316
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	651
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,320
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,000	5,268
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	900	975

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	1,565	1,615
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	3,909
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	89
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,157
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	2,029
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	2,005
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,986
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,365
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,209
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,751
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	6,573
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,785
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,527
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	4.250%	6/15/22	495	496
	New Jersey Economic Development Authority Tobacco & Liquor Taxes Revenue, Prere.	5.000%	6/15/22	5,990	5,998
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	135
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,099
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/22	430	431
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	489
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	391
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	1,015
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,250
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	333
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	259
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	529
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	614
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,312
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	521
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,212

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	11,148
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,725
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,326
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	293
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,122
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	3,039
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,365
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,482
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	3,106
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	460
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	10,503
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	399
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,713
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,495
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,360
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	447
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	102
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,652
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	2,041
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	1,025
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,709
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,492
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	882
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,590
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	82
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	615
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,580
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,262
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	995

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,848
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	799
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,555
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,095	1,191
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,320
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,962
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	2,065	2,071
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,195
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,595	1,651
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,450	1,584
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,225	1,243
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,145
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	860
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,616
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	623
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,136
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	10,295	10,653
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,594
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	1,033
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,290	1,393
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	4,115	4,207
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,200	2,303
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,379
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	871
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	441
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	766
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,390	2,397
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,150	2,260
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,900	3,042

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	1,750	1,901
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/43	1,500	1,521
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/44	9,200	9,464
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	10,220	10,945
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	1,000	1,017
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	5,757
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	865
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,837
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,282
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	5,395	4,104
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,856
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,889
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,141
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	211
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	192
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	310
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	456
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	322
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	320
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	289
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	317
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	329
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	210
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	387
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	757
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	306
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	695
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	246
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,036

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,590
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	11
	New Jersey GO	5.000%	6/1/24	5,000	5,264
	New Jersey GO	5.000%	6/1/25	5,000	5,375
	New Jersey GO	5.000%	6/1/26	5,000	5,483
	New Jersey GO	5.000%	6/1/27	5,000	5,581
	New Jersey GO	5.000%	6/1/28	5,000	5,646
	New Jersey GO	5.000%	6/1/29	2,000	2,286
	New Jersey GO	4.000%	6/1/31	8,000	8,630
	New Jersey GO	2.000%	6/1/32	3,400	2,854
	New Jersey GO	3.000%	6/1/32	4,770	4,714
	New Jersey GO	4.000%	6/1/32	10,000	10,761
	New Jersey GO	2.000%	6/1/33	1,500	1,237
	New Jersey GO	2.000%	6/1/34	2,500	2,026
	New Jersey GO	2.250%	6/1/34	2,785	2,356
	New Jersey GO	2.000%	6/1/35	1,500	1,197
	New Jersey GO	2.000%	6/1/36	1,500	1,171
	New Jersey GO	2.000%	6/1/37	1,500	1,145
	New Jersey GO	5.000%	6/1/41	2,500	2,738
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,973
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,990
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,521
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,346
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	200
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,244
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,671
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	474
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,424
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	2,073
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,171
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,703
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,963
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	515
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,272
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	323
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,649
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,660

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,694
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,552
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,384
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,352
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,432
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,565
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,619
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,040
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,600
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,280	1,315
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	1,195	1,200
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,884
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,230
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,247
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,357
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,016
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,032
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,350
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,430
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,670
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	6.250%	7/1/35	2,115	2,120
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,560
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,000	2,031
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,028
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,051
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,524
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	3,670	3,722
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,399
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,236

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,839
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	1,027
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	6,560	6,644
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,410
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,675
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	929
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,755	1,775
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	1,395	1,424
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	8,551
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,629
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,479
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	1,145	1,026
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	1,395	1,423
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	1,125	1,001
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,377
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	14,000	14,092
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	3,405	3,472
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/41	9,795	10,141
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/42	4,000	4,243
[6]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	15,775	16,685
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,144
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,243
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	13,525	13,472
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	15,000	15,534
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	65	63
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	3,000	3,047
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,803
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	5,000	4,262
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,640	3,805

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	7,950	8,196
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	10,000	10,025
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	16,565	16,130
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	8,208
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	1,500	1,114
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	10,000	8,171
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	8,130	6,616
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	12,500	12,591
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,259
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,259
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	6,645
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.520%	6/1/22	8,380	8,380
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.550%	6/1/22	2,425	2,425
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	71
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/27	1,165	1,291
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	8/15/23	5,800	5,991
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	540	561
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	743
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	849
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,713
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,501
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,297
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,100
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	3,161
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	3,018
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/27	800	886
	New Jersey Higher Education Student Assistance Authority Student Loan Revenue	2.375%	12/1/29	850	845
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,595	6,609
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	7,060	7,126

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,526
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,840
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	860	746
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	1,000	793
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	816
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	1,116
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	860	746
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	745
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	1,001
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	2,000	1,516
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	791
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	676
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	810
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,190
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	786
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	722
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	11,065	11,172
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	769
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	2,000	1,469
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	3,120	3,063
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	494
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	705
New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	750
New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,225
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	2,066
New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,605
New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	1,500	1,061
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,055
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	375
New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,910	7,300

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	9,340	9,797
	New Jersey Rutgers State University College & University Revenue VRDO	0.540%	6/1/22	46,910	46,910
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	7,000	7,220
	New Jersey Rutgers State University College & University Revenue, Prere.	5.000%	5/1/23	14,290	14,738
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/22	595	596
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/22	250	255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,925
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	152
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,143
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	666
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,311
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,352
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,229
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,311
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,446
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	7,134
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	887
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,857
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	625
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,265
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	270	291
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,034
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	3,000	3,223
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	11,333
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,382
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	7,000	7,505
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,324
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	5,855
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,096

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	7,035
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	604
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	3,000	3,262
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,099
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,413
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,050
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,097
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,544
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	1,175	745
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	184
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,523
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,821
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	60	37
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	190	115
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,106
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/35	2,375	2,572
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,679
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	506
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	3,915
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/36	2,420	2,618
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,118
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,596
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,230	1,230
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,641
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	1,009
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,389
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	672
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	2,305	2,352

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/39	1,050	1,057
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	3,667
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	8,620	8,664
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,809
New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	3,180	1,501
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	1,000	1,003
New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.500%	6/15/49	5,400	5,520
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	4.000%	6/15/42	600	600
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.250%	6/15/43	5,500	5,977
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Bonds)	5.000%	6/15/46	3,000	3,194
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,090
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/25	4,585	4,591
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	490
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	378
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,127
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/30	400	400
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,120
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/31	1,000	1,001
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	421
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/32	10,300	10,314
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	4,000	4,005
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,535	1,719
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,676
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,674
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,500	1,672
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,837
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.750%	6/15/38	3,590	3,694
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/38	1,010	1,037
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	1,950	1,962

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.500%	6/15/39	5,400	5,509
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/40	2,000	2,009
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	2,000	2,006
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/41	5,200	5,432
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	2,000	2,002
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/44	1,700	1,721
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	4,000	3,957
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	5,585	5,759
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,162
New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	5,500	5,390
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,088
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,086
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,085
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/35	1,000	1,083
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,010
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,025
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,654
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	3,018
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,300	3,325
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	889
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/39	1,250	1,257
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/40	1,000	1,004
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/40	2,000	2,195
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/44	2,000	2,142
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	12,000	11,920
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	3,000	3,243
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	6,640	5,757
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,680
New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	7,000	6,860

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	2,000	2,127
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	3,000	3,226
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	1,160	805
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	4,035	2,674
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,267
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,243
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	1,080	538
[5,8]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	94
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	736
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	94
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,888
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	166
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	153
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,439
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	33
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,385
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,232
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	120	125
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	3,785	3,992
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	5,000	5,465
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/34	7,250	8,026
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,080
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/35	4,000	4,368
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	672
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,301
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/37	2,500	2,578
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/37	9,755	10,773
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	3,000	3,293
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	7,665	7,902
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	5,945	6,085
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	14,795	15,500
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	1,013
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,408
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	13,000	13,233
[3,7]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	0.890%	6/2/22	5,115	5,115
[2]	Newark Board of Education GO	5.000%	7/15/31	500	587
[2]	Newark Board of Education GO	5.000%	7/15/32	500	583
[2]	Newark Board of Education GO	5.000%	7/15/33	520	604
[2]	Newark Board of Education GO	4.000%	7/15/35	500	513
[2]	Newark Board of Education GO	4.000%	7/15/36	525	535
[2]	Newark Board of Education GO	4.000%	7/15/37	450	458
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,203
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,370
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,652
[2]	Newark Board of Education GO	3.000%	7/15/41	2,355	2,048
[2]	Newark Board of Education GO	3.000%	7/15/42	2,300	1,983
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,768

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,795
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	400
	North Brunswick Township Board of Education GO	3.375%	8/15/36	1,940	1,943
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,688
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,804
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,218
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,337
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,334
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,216
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,273
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,723
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	765
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	120
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	135
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	138
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	141
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	671
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,111
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,330
	Passaic County NJ GO	3.000%	5/1/32	540	538
	Passaic County NJ GO	3.000%	11/1/35	3,000	2,910
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,210
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,379
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,775
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	883
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	452
	Pennsauken Township School District GO	4.000%	7/15/38	2,525	2,574
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	794
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	697
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	882
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,206
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,199
[2]	Salem County NJ GO	3.000%	6/15/33	270	266
	Salem County NJ GO	2.000%	6/15/36	1,680	1,325
	Salem County NJ GO	2.000%	6/15/37	1,835	1,428
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,440	2,545
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,500	2,632
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/22	2,780	2,823
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	226
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,287
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	567

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	466
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	562
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	560
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	774
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	559
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	558
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	10,925	11,210
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	2,076
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,627
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	9,003
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,903
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	10,957
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,267
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	4,000	4,060
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	5,000	5,074
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	3,010	3,055
	South Jersey Transportation Authority Highway Revenue, Prere.	5.000%	11/1/22	2,050	2,081
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	891
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	780
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,120
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,112
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,459
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,742
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,504
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,955	2,137
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,633
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,664
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	4,050
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,068
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,956
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,750	4,025
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,130
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,140
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,135
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,262
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	18,255	19,360
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	3,660	3,763
	Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.250%	6/1/46	14,250	15,341
	Toms River Board of Education GO	3.000%	7/15/33	2,000	1,964
	Union City NJ GO	5.000%	11/1/23	1,060	1,102
	Union Township NJ/Union County GO	1.000%	8/1/32	1,094	870

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	West Deptford Township NJ GO	3.000%	2/15/32	640	638
					2,083,013
Delaware (1.1%)
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	196
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	986
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	195
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	415
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	976
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	195
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	355
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	971
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	412
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	194
	Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	964
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	194
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	2,300	2,388
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,042
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	171
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	728
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	193
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	468
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	210
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	772
	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	9,980	10,165
[10]	Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	192
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/44	2,000	2,061
	Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	1,017
					25,460
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,119
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	189
	Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	115	104
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,184
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,409
					6,005
New York (4.3%)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	1,050	1,151
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,160
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	11/15/36	5,000	5,516
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,278
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/37	4,825	5,019
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,364
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,266
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,152
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,039

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	4,726
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	4,090	4,327
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,282
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	970
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/43	2,500	2,582
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,593
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	10/15/47	4,000	4,351
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	4,160
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	9,530	9,796
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,319
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	10/15/55	5,080	5,370
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,769
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/56	5,010	5,376
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	4/15/57	4,000	4,330
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	5/15/57	3,000	3,267
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	4,405	4,922
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,556
					99,641
Pennsylvania (2.8%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,718
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,479
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	155
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,714
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,100
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	154
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	4,530	4,980
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	200
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,483
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	177
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	2,761
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	171
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	244
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	193
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	13,100
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,970
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,947
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,345
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,096
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,269
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,807

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware River Port Authority Highway Revenue	5.000%	1/1/40	4,080	4,407
				65,470
Puerto Rico (0.5%)
Commonwealth of Puerto Rico GO	5.750%	7/1/31	392	443
Commonwealth of Puerto Rico GO	4.000%	7/1/33	66	65
Commonwealth of Puerto Rico GO	4.000%	7/1/35	288	278
Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	78
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	430	400
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,204	1,002
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	1,622	1,235
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	130	89
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	4,923	4,917
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	687	686
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	3,315	3,370
				12,563
Total Tax-Exempt Municipal Bonds (Cost $2,366,756)				2,292,152
Total Investments (98.2%) (Cost $2,366,756)				2,292,152
Other Assets and Liabilities—Net (1.8%)				41,127
Net Assets (100%)				2,333,279
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, the aggregate value was $16,031,000, representing 0.7% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Securities with a value of $646,000 have been segregated as initial margin for open futures contracts.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
9	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2022.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

New Jersey Long-Term Tax-Exempt Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	September 2022	142	16,039	(64)

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	September 2022	(99)	(12,720)	97
Ultra Long U.S. Treasury Bond	September 2022	(36)	(5,607)	126
				223
				159

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2022

($000s, except shares and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,366,756)	2,292,152
Investment in Vanguard	84
Cash	7,542
Receivables for Investment Securities Sold	887
Receivables for Accrued Income	33,906
Receivables for Capital Shares Issued	3,087
Variation Margin Receivable—Futures Contracts	168
Other Assets	102
Total Assets	2,337,928
Liabilities
Payables for Investment Securities Purchased	1,909
Payables for Capital Shares Redeemed	1,033
Payables for Distributions	1,608
Payables to Vanguard	99
Total Liabilities	4,649
Net Assets	2,333,279
At May 31, 2022, net assets consisted of:

Paid-in Capital	2,406,039
Total Distributable Earnings (Loss)	(72,760)
Net Assets	2,333,279

Investor Shares—Net Assets
Applicable to 22,101,475 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	252,857
Net Asset Value Per Share—Investor Shares	$11.44

Admiral Shares—Net Assets
Applicable to 181,843,669 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,080,422
Net Asset Value Per Share—Admiral Shares	$11.44

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2022
($000)
Investment Income
Income
Interest	38,385
Total Income	38,385
Expenses
The Vanguard Group—Note B
Investment Advisory Services	81
Management and Administrative—Investor Shares	205
Management and Administrative—Admiral Shares	870
Marketing and Distribution—Investor Shares	16
Marketing and Distribution—Admiral Shares	47
Custodian Fees	6
Shareholders’ Reports—Investor Shares	10
Shareholders’ Reports—Admiral Shares	16
Trustees’ Fees and Expenses	1
Other Expenses	7
Total Expenses	1,259
Net Investment Income	37,126
Realized Net Gain (Loss)
Investment Securities Sold	1,120
Futures Contracts	1,777
Realized Net Gain (Loss)	2,897
Change in Unrealized Appreciation (Depreciation)
Investment Securities	(266,929)
Futures Contracts	366
Change in Unrealized Appreciation (Depreciation)	(266,563)
Net Increase (Decrease) in Net Assets Resulting from Operations	(226,540)

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2022	Year Ended November 30, 2021
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,126	74,122
Realized Net Gain (Loss)	2,897	17,479
Change in Unrealized Appreciation (Depreciation)	(266,563)	19,476
Net Increase (Decrease) in Net Assets Resulting from Operations	(226,540)	111,077
Distributions
Investor Shares	(5,875)	(10,356)
Admiral Shares	(47,888)	(83,879)
Total Distributions	(53,763)	(94,235)
Capital Share Transactions
Investor Shares	(20,852)	22,395
Admiral Shares	(123,332)	169,771
Net Increase (Decrease) from Capital Share Transactions	(144,184)	192,166
Total Increase (Decrease)	(424,487)	209,008
Net Assets
Beginning of Period	2,757,766	2,548,758
End of Period	2,333,279	2,757,766

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.75	$12.66	$12.49	$11.78	$12.09	$11.69
Investment Operations
Net Investment Income[1]	.171	.342	.375	.402	.419	.425
Net Realized and Unrealized Gain (Loss) on Investments	(1.234)	.190	.242	.758	(.242)	.494
Total from Investment Operations	(1.063)	.532	.617	1.160	.177	.919
Distributions
Dividends from Net Investment Income	(.170)	(.342)	(.375)	(.403)	(.420)	(.422)
Distributions from Realized Capital Gains	(.077)	(.100)	(.072)	(.047)	(.067)	(.097)
Total Distributions	(.247)	(.442)	(.447)	(.450)	(.487)	(.519)
Net Asset Value, End of Period	$11.44	$12.75	$12.66	$12.49	$11.78	$12.09
Total Return[2]	-8.43%	4.26%	5.07%	10.00%	1.49%	8.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$253	$305	$281	$290	$229	$235
Ratio of Total Expenses to Average Net Assets	0.17%	0.17%	0.17%	0.17%	0.17%	0.19%
Ratio of Net Investment Income to Average Net Assets	2.85%	2.68%	3.04%	3.28%	3.53%	3.57%
Portfolio Turnover Rate	14%	23%	31%	12%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2022	Year Ended November 30,
		2021	2020	2019	2018	2017
Net Asset Value, Beginning of Period	$12.75	$12.66	$12.49	$11.78	$12.09	$11.69
Investment Operations
Net Investment Income[1]	.176	.353	.385	.413	.429	.437
Net Realized and Unrealized Gain (Loss) on Investments	(1.234)	.189	.242	.757	(.242)	.494
Total from Investment Operations	(1.058)	.542	.627	1.170	.187	.931
Distributions
Dividends from Net Investment Income	(.175)	(.352)	(.385)	(.413)	(.430)	(.434)
Distributions from Realized Capital Gains	(.077)	(.100)	(.072)	(.047)	(.067)	(.097)
Total Distributions	(.252)	(.452)	(.457)	(.460)	(.497)	(.531)
Net Asset Value, End of Period	$11.44	$12.75	$12.66	$12.49	$11.78	$12.09
Total Return[2]	-8.39%	4.34%	5.16%	10.09%	1.57%	8.14%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,080	$2,453	$2,268	$2,208	$1,865	$1,875
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	2.93%	2.76%	3.12%	3.36%	3.61%	3.67%
Portfolio Turnover Rate	14%	23%	31%	12%	19%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
The fund invests in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic and political developments in the state. Many municipalities insure repayment of their bonds. The insurance does not guarantee the market value of the municipal bonds. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.

New Jersey Long-Term Tax-Exempt Fund
During the six months ended May 31, 2022, the fund’s average investments in long and short futures contracts represented 1% and 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.4 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2022, the fund did not utilize the credit facilities or the Interfund Lending Program.

New Jersey Long-Term Tax-Exempt Fund
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2022, the fund had contributed to Vanguard capital in the amount of $84,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

New Jersey Long-Term Tax-Exempt Fund
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,292,152	—	2,292,152
Derivative Financial Instruments
Assets
Futures Contracts[1]	223	—	—	223
Liabilities
Futures Contracts[1]	64	—	—	64
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.	As of May 31, 2022, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,368,688
Gross Unrealized Appreciation	25,657
Gross Unrealized Depreciation	(102,034)
Net Unrealized Appreciation (Depreciation)	(76,377)
E.	During the six months ended May 31, 2022, the fund purchased $362,367,000 of investment securities and sold $521,608,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2022, such purchases were $47,785,000 and sales were $107,650,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

New Jersey Long-Term Tax-Exempt Fund
F.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2022		Year Ended November 30, 2021
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	34,179	2,824	106,289	8,319
Issued in Lieu of Cash Distributions	4,944	407	8,740	686
Redeemed	(59,975)	(5,051)	(92,634)	(7,253)
Net Increase (Decrease)—Investor Shares	(20,852)	(1,820)	22,395	1,752
Admiral Shares
Issued	180,652	15,285	358,099	28,037
Issued in Lieu of Cash Distributions	34,554	2,842	60,083	4,717
Redeemed	(338,538)	(28,680)	(248,411)	(19,478)
Net Increase (Decrease)—Admiral Shares	(123,332)	(10,553)	169,771	13,276
G.	Management has determined that no events or transactions occurred subsequent to May 31, 2022, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard New Jersey Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard New Jersey Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2021, through December 31, 2021 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
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Q142 072022

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD New JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD New JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*

MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 25, 2022

VANGUARD New JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*

CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 25, 2022

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on November 29, 2021 (see File Number 33-64845), a Power of Attorney filed on October 12, 2021 (see File Number 33-23444), and a Power of Attorney filed on August 26, 2021 (see file Number 811-02652), Incorporated by Reference.